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Sphere 500 Climate Fund
SUMMARY SECTION
Investment Objective
The Sphere 500 Climate Fund (the “Fund”) seeks to track the performance, before fees and expenses, of the Sphere 500 Fossil Free IndexTM (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Expense Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sphere 500 Climate Fund Sphere 500 Climate Fund
Management Fee	0.07%
Distribution (12b-1) and/or Service Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.07%
[1]	Estimated expenses for the current fiscal year

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Sphere 500 Climate Fund | Sphere 500 Climate Fund | USD ($)	7	23	40	90

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Predecessor Fund (as defined below) was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is designed to reflect the performance of large companies listed on U.S. exchanges while excluding fossil fuel, utility and other companies with material climate-related risks. More information about the Index can be found at www.bitadata.com/pages/SPFFXI.

The Index

The Index is constructed beginning with the largest 500 U.S. companies that trade on regulated U.S. exchanges by market capitalization. As of December 31, 2023, the market capitalization of companies in the Index ranged from approximately $10 billion to $3 trillion. The index administrator, BITA GmbH (the “Index Administrator”), then eliminates companies from this investable universe using data obtained from As You Sow, an unaffiliated non-profit organization that promotes environmental responsibility through shareholder advocacy. As You Sow eliminates companies from the Index based primarily on their risk profile of being exposed to the fossil fuel industry and secondarily, by other exclusionary screens, including companies engaged in deforestation activities, civilian and military firearms manufacturing and related guns/arms sales, prison and border security operations, and tobacco and e-cigarette manufacturing. The elimination of these companies from the Index is intended to foster and support the climate-focused, social investing goals of the Fund.

On a periodic basis, As You Sow publishes the current uninvestable lists, which are principally comprised of companies that contribute to climate change through fossil fuel activities. As You Sow designates a company as an uninvestable fossil fuel company if the company is engaged in producing, distributing, or refining fossil fuels; holding reserves of fossil fuels; is a utility that is primarily fossil fuel-powered, or is a producer of equipment for any of the above (i.e., companies that engage in oil, gas, or coal production, and related activities). The Index also excludes other uninvestable companies as determined from time to time by As You Sow.

If a company is included in As You Sow’s uninvestable list, that company is not eligible for inclusion in the Index. The Index Administrator then re-weights the remaining companies on a free-float market capitalization basis. A company’s free float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares.

The Index is typically composed of approximately 400-450 companies and is rebalanced and reconstituted quarterly as of close on the third Friday of March, June, September, and December, respectively, based on data as of the close of business on the Friday of such reconstitution month. As of December 31, 2023 the Index was composed of 417 companies.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index in weightings that approximate the relative composition of the Index. By investing in component securities of the Index, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by companies that do not (1) derive any revenue from the sale of fossil fuels, (2) hold fossil fuel related assets or reserves, (3) use fossil fuels for power generation, or (4) produce fossil fuel-related equipment. By excluding companies that engage in these fossil fuel activities, the Index, and therefore the Fund, are not exposed to companies with material climate change risk. The Fund may invest in companies that use fossil fuel as part of their business or have used fossil fuels in the past.

Reflection Asset Management, LLC (the “Adviser”), serves as the investment adviser for the Fund and is responsible for trading on behalf of the Fund in line with the Index. Consistent with the Index, the Adviser rebalances the Fund quarterly. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all the component securities of the Index in approximately the same weightings as in the Index. This is referred to as a passive or indexing approach to investing.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the fiscal year ended September 30, 2023, the Index was not concentrated in any industry or group of industries; however, the Index, and therefore the Predecessor Fund (defined below), had significant exposure to the information technology sector. As of the fiscal year ended September

30, 2023, the Predecessor Fund (defined below) had invested 31% of its net assets in the information technology sector.

Climate-Focused Investing

By investing in the Index, the Fund will not invest in companies that contribute to climate change in a material way through their fossil fuel activities. According to the U.S. Energy Information Administration, in 2021, 73% of greenhouse gas emissions came from burning fossil fuels. The Fund also seeks to vote proxies in a climate-focused way, such as voting for proposals to reduce or eliminate greenhouse gas emissions, using voting guidelines from As You Vote, an affiliate of As You Sow.

Principal Risks

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

•	Climate Investing Considerations Risk. Considerations related to climate risk, such as environmental criteria (e.g., fossil fuel screens), applied to the Index’s construction may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment restrictions. For example, the Index may exclude certain securities due to climate-focused considerations when other investment considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.

•	General Market Risk; Recent Market Events. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation and the impact of the coronavirus (COVID-19) global pandemic. While U.S. and global economies are continuing to recover from the effects of COVID-19, labor shortages and the inability to meet consumer demand have restricted growth. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine and Israel-Palestine conflicts, trade tensions and the possibility of a national or global recession have also contributed to market volatility.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

•	Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of any potential liquidation of the Fund may not be favorable.

•	Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•	Large-Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

•	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

◦	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

•	Industry Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

•	Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

•	Index Calculation Risk. There is no assurance that the Index Administrator will compile the Index accurately or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Administrator, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

•	Limited Operating History Risk. The Predecessor Fund (defined below) has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

•	Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data published by independent third parties (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

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•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Performance

Simultaneous with the Fund’s commencement of operations, the Fund will acquire all of the assets and liabilities of the Sphere 500 Climate Fund, a series of Manager Directed Portfolios (the “Predecessor Fund”), in a tax-free reorganization scheduled to occur on April 12, 2024 (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund will be exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to April 12, 2024 is that of the Predecessor Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing the performance of the Predecessor Fund since inception and by showing changes in how the Predecessor Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The performance of the Predecessor Fund was calculated net of the Predecessor Fund’s fees and expenses. The Predecessor Fund’ performance is included because the Fund believes that the performance information presented is relevant for consideration by prospective Fund investors. Although the actual performance of the Predecessor Fund is not the performance of the Fund, which has just commenced operations, the Fund has adopted the performance of the Predecessor Fund as its performance. Such performance is not necessarily indicative of the Fund’s future performance.

The Predecessor Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is also available on the Fund’s website at www.oursphere.org/fund.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 12.92% for the quarter ended December 31, 2023, and the lowest return for a calendar quarter was -15.97% for the quarter ended June 30, 2022.

Average Annual Total Returns (For the Periods Ended December 31, 2023)
Average Annual Total Returns - Sphere 500 Climate Fund	Label	1 Year	Since Inception	Inception Date
Sphere 500 Climate Fund	Return Before Taxes	29.48%	5.61%	Oct. 04, 2021
Sphere 500 Climate Fund | Return After Taxes on Distributions		29.02%	5.34%
Sphere 500 Climate Fund | Return After Taxes on Distributions and Sale of Fund Shares		17.68%	4.26%
Sphere 500 Fossil-Free Index (reflects no deduction for fees, expenses or taxes)		31.28%	13.40%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		26.29%	6.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from taxation or hold their Predecessor Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Sphere 500 Climate Fund | Climate Investing Considerations Risk [Member]

•	Climate Investing Considerations Risk. Considerations related to climate risk, such as environmental criteria (e.g., fossil fuel screens), applied to the Index’s construction may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment restrictions. For example, the Index may exclude certain securities due to climate-focused considerations when other investment considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.

Sphere 500 Climate Fund | General Market Risk Recent Market Events [Member]

•	General Market Risk; Recent Market Events. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation and the impact of the coronavirus (COVID-19) global pandemic. While U.S. and global economies are continuing to recover from the effects of COVID-19, labor shortages and the inability to meet consumer demand have restricted growth. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine and Israel-Palestine conflicts, trade tensions and the possibility of a national or global recession have also contributed to market volatility.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Sphere 500 Climate Fund | Small Fund Risk [Member]

•	Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of any potential liquidation of the Fund may not be favorable.

Sphere 500 Climate Fund | Common Stock Risk [Member]
•	Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Sphere 500 Climate Fund | Large Capitalization Risk [Member]

•	Large-Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Sphere 500 Climate Fund | Sector Risk [Member]

•	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

◦	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Sphere 500 Climate Fund | Information Technology Sector Risk [Member]

◦	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Sphere 500 Climate Fund | Industry Concentration Risk [Member]

•	Industry Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Sphere 500 Climate Fund | Passive Investment Risk [Member]

•	Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Sphere 500 Climate Fund | Index Calculation Risk [Member]

•	Index Calculation Risk. There is no assurance that the Index Administrator will compile the Index accurately or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Administrator, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Sphere 500 Climate Fund | Limited Operating History Risk [Member]

•	Limited Operating History Risk. The Predecessor Fund (defined below) has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Sphere 500 Climate Fund | Cybersecurity Risk [Member]

•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable

Sphere 500 Climate Fund | Third Party Data Risk [Member]

•	Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data published by independent third parties (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Sphere 500 Climate Fund | Tracking Error Risk [Member]

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•	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Sphere 500 Climate Fund | Operational Risk [Member]

•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.